Redeemable Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2025
Redeemable Non-Controlling Interests [Abstract]
Schedule of Movement of Redeemable Non-Controlling Interests

The movement of redeemable non-controlling interests is as follows:

	For the six months ended June 30,
	2025	2024

Balance at beginning of the period	$-	$34,543,186
Accretion to redemption value of redeemable non-controlling interests prior to amendment	-	1,792,027
Reclassification of the redeemable non-controlling interests to permanent equity	-	(35,527,114)
Foreign exchange effect	-	(808,099)
Balance at end of the period	$-	$-